Share Capital and Warrant Reserve	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital and Warrant Reserve
7.	Share Capital and Warrant Reserve

a)	Authorized share capital

The authorized share capital consists of an unlimited number of common shares with no par value.

Retroactive Adjustment For Reverse Stock Split

In December 2019, the Board and TSX-V approved a 1-for-300 reverse stock split, or the Reverse Split, which was implemented effective on or about January 2, 2020. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these condensed interim consolidated financial statements for all periods presented.

b)	Issued share capital

On August 18, 2020, the Company issued 50,000 common shares to Sichenzia Ross Ference LLP or certain members or employees of Sichenzia Ross Ference LLP as compensation for legal services. The shares were valued at $8.10 per share and the Company recorded a loss on the extinguishment of debt of $31,000.

c)	Share Purchase Warrants

(i)	During the six months ended January 31, 2021, the Company issued 69,188 warrants in connection with issuance of the Debenture – see Note 6(c).

(ii)	As of January 31, 2021, warrants outstanding were as follows:

Number of	Exercise	At January 31,	Expiry
Warrants	Price	2021	Date

11,404	$90	11,404	April 26, 2021
141,074	$42	141,074	March 27, 2021
26,050	$36	26,050	October 2021-July 2022
69,188	$5.42	69,188	November 16, 2025
247,716		247,716

d)	Compensation Warrants

(i)	During the six months ended January 31, 2021, the Company issued 4,890 compensation warrants in connection with issuance of the Debenture – see Note 6(c).

(ii)	During the six months ended January 31, 2021, the Company issued 4,890 compensation warrants in connection with issuance of the Debenture – see Note 6(c).

Number Of		Exercisable at
Compensation	Exercise	January 31,
Warrants	Price	2021	Expiry Date

912	$90	912	April 26, 2021 (a)
4,167	$42	4,167	March 27, 2021
8,711	$42	8,711	March 27, 2021
4,890	$5.42	4,890	November 16, 2025
18,680		18,680

(a) Each compensation warrant can be exercised at $90 into one unit of BriaCell comprising one common share and one share purchase warrant. Each resultant share purchase warrant acquired can be exercised into an additional common share of BriaCell at $105 if exercised by April 26, 2021.

7. Share Capital and Warrant Reserve

a)	Authorized share capital

The authorized share capital consists of an unlimited number of common shares with no par value.

Retroactive Adjustment for Reverse Stock Split

In December 2019, the Board and TSX-V approved a 1-for-300 reverse stock split, or the Reverse Split, which was implemented effective January 2, 2020. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these condensed interim consolidated financial statements for all periods presented.

b)	Issued share capital

During the years ended July 31, 2018, 2019 and 2020, the Company issued shares as follows:

i)	On August 2, 2017, the Company and the Company’s President and CEO completed a non-brokered private placement resulting in gross proceeds of $631,785. The non-brokered private placement involved the sale of 13,528 shares at a price of $48.00 per unit.

ii)	On September 5, 2017, the Company issued 8,333 common shares to the Sapientia shareholders as consideration for the acquisition of all outstanding shares in the capital of Sapientia.

iii)	On October 13, 2017, the Company introduced a warrant exercise incentive program (the “Warrant Incentive Program”) designed to encourage the early exercise of up to approximately 26 million outstanding common share purchase warrants (the “Warrants”).Under the terms of the Warrant Incentive Program, the Company offered the following inducements: (i) a temporary reduction in the respective exercise prices of the Warrants to $42.00, consistent with the current trading value of BriaCell’s shares, for each Warrant that is exercised on or before November 30, 2017 (the “Early Exercise Period”); and (ii) for each Warrant exercised during the Early Exercise Period, the holder will receive, at no additional cost, one-half of one newly issued common share purchase warrant (each an “Incentive Warrant”), with each whole Incentive Warrant exercisable into one common share for a period of 24 months from the issue date at an exercise price of $60.00. Any Warrants that are not exercised prior to the expiry of the Early Exercise Period will remain outstanding in accordance with their original terms, and in particular, will no longer be eligible for the reduced exercise price or issuance of Incentive Warrants. In total, 6,810 warrants were exercised in connection with the Warrant Incentive Program at an exercise price of $42.00 for aggregate gross proceeds of $286,020. In addition, a total of 3,405 Incentive Warrants were granted in connection with the Warrant Incentive Program, with each Incentive Warrant entitling the holder to purchase one additional common share of the Company at an exercise price of $60.00, expiring December 21, 2019. The fair value of the warrants was $65,537. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $48.00; exercise price - $60.00; expected life - 24 months; annualized volatility - 114.68%; dividend yield - 0%; risk free rate - 1.66%.

iv)	On March 27, 2018, the Company completed a brokered private placement (the “March 2018 Brokered Unit Offering”) of 144,408 units of the Company (the “March 2018 Units”) at a price of $30.00 per March 2018 Unit for aggregate gross proceeds of $4,332,232. Under the Brokered Unit Offering, each March 2018 Unit consists of one common share and one common share purchase warrant (each, a “March 2018 Warrant”). The March 2018 Warrants are valid for 36 months following the closing of the Brokered Unit Offering and each March 2018 Warrant is exercisable for one Common Share at an exercise price of $42.00. In connection with the March 2018 Brokered Unit Offering and the Note Offering (together, the “Offerings”), the Company paid commissions to certain participating dealers on a portion of funds raised. In respect of the March 2018 Brokered Unit Offering, aggregate cash commissions of $235,215 and an aggregate 8,711 broker warrants (the “March 2018 Broker Warrants”) were paid. The March 2018 Broker Warrants issued in connection with the Offerings are exercisable into one Common Share at an exercise price of $42.00 for a period of 36 months from the issue date. The fair value of March 2018 Warrants and March 2018 Broker Warrants was $1,479,028 and $208,545, respectively, and was determined using the Black-Scholes option pricing model and the following assumptions: share price - $39.00; exercise price - $42.00; expected life - 36 months; annualized volatility - 100.61%; dividend yield - 0%; risk free rate - 1.99%. Officers and members of the Company’s Board of Directors, including BriaCell’s Chief Executive Officer, Chief Financial Officer and the Board’s Chairman (the “Related Parties”), participated in the Brokered Unit Offering, which participation constitutes a “related party transaction” as defined under Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions (“MI 61-101”) and TSX Venture Exchange policy 5.9. Such related party transaction is exempt from the formal valuation and minority shareholder approval requirements of MI 61-101 as neither the fair market value of securities being issued to the related parties nor the consideration being paid by the related parties exceeded 25% of the Company’s market capitalization.

v)	During July 2018, the Company issued 3,561 shares at $30.00 per share in respect of the partial conversion of certain Convertible Notes (Note 6). Upon exercise of these Convertible Notes, the Noteholders received 3,561 warrants with an exercise price of $42.00, expiring in July 31, 2021. The fair value of the warrants was $40,435. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $42.00; exercise price - $42.00; expected life - 36 months; annualized volatility - 100.41%; dividend yield - 0%; risk free rate - 2.12%.

vi)	During the year ended July 31, 2019, 22,488 shares were issued at $30.00 per share in respect of the partial conversion of certain Convertible Notes (Note 6). Upon exercise of these Convertible Notes, the Noteholders received 22,488 warrants with an exercise price of $42.00, expiring within three years. The fair value of the warrants was $266,526. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $31.50-$40.50; exercise price - 42.00; expected life - 36 months; annualized volatility - 100.7%-70.6%; dividend yield - 0%; risk free rate - 1.6%-2.3%.

vii)	On September 28, 2018, 3,333 shares were issued in respect of 3,333 warrants that were exercised at an exercise price of $42.00 for gross proceeds of $140,000. The fair value of the warrants in the amount of $34,140 were released from the Warrant reserve to Share Capital.

viii)	On March 25, 2019 and April 1, 2019, the Company completed a non brokered private placement (the “April 2019 Private Placement”) of 99,117 shares of the Company at a price of $30.00 per share for aggregate gross proceeds of $2,973,524 (net proceeds: $2,855,784). Included in the April 2019 Private Placement were $500,000 from Mr. Jamieson Bondarenko, an insider of the Company, and his participation in the April 2019 Private Placement is considered a “related party transaction” pursuant to Multilateral Instrument 61-101 – Protection of Minority Security Holders in Special Transactions (“MI 61-101”). The Company is exempt from the requirements to obtain a formal valuation or minority shareholder approval in connection with the insiders’ participation in the Private Placement in reliance of sections 5.5(a) and 5.7(1)(a) of MI 61-101.

ix)	On September 9, 2019, the Company completed a non brokered private placement of 40,300 common shares at a price of $21.00 per common share for gross proceeds of $846,300.

x)	On October 15, 2019, the Company completed non brokered private placement of 27,069 common shares at a price of $21.00 per common share for gross proceeds of $568,444.

c)	Share Purchase Warrants

A summary of changes in share purchase warrants for the years ending July 31, 2020, 2019 and 2018 is presented below:

	Number Of Warrants	Weighted Average Exercise Price
Balance, July 31, 2017	100,581	$90

Exercised on Warrant Incentive Program (Note 7(b)(iii))	(6,810)	42
Granted on Warrant Incentive Program (Note 7(b)(iii))	3,405	60
Granted on Brokered Unit Offering (Note 7(b)(iv))	144,408	42
Granted from conversion of Notes (Note 7(b)(v))	3,561	42
Expired during the year (i)	(43,650)	(78)
Balance, July 31, 2018	201,495	57
Granted from conversion of Convertible Notes (Note 7(b)(xii))	22,488	42
Exercised Brokered Unit Offering (Note 7(b)(xii))	(3,333)	42
Expired during the year (ii)	(10,384)	105
Balance, July 31, 2019	210,266	54
Expired during the year (iii)	(31,738)	105
Balance, July 31, 2020	178,528	44

i.	During the year ended July 31, 2018, 43,650 warrants with a fair value of $679,039 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
ii.	During the year ended July 31, 2019, 10,384 warrants with a fair value of $269,282 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
iii.	During the year ended July 31, 2020, 31,738 warrants with a fair value of $533,334 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

As at July 31, 2020, warrants outstanding were as follows:

Number of	Exercise	Exercisable At	Expiry
Warrants	Price	July 31, 2020	Date

11,404	$90	11,404	April 26, 2021
141,074	$42	141,074	March 27, 2021
26,050	$36	26,050	October 2021-July 2022
178,528		178,528

d)	Compensation Warrants

A summary of changes in compensation warrants for the years ended July 31, 2020, 2019 and 2018 is presented below:

	Number Of Warrants	Weighted Average Exercise Price
		-
Balance, July 31, 2017	3,358	$60
		-
Grant on brokered private placement (Note 7(b)(iv))	8,711	42
Grant from placement of Convertible Notes (Note 6)	4,167	42
Expired during 2018 (i)	(463)	(60)
Balance, July 31, 2018 and 2019	15,773	$45
Expired during the year (ii)	(1,983)	60
Balance, July 31, 2020	13,790	$45

(i)	During the year ended July 31, 2018, 463 compensation warrants with a fair value of $15,418 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit
(ii)	During the year ended July 31, 2019, 1,983 compensation warrants with a fair value of $65,198 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

As at July 31, 2020, compensation warrants outstanding were as follows:

Number Of
Compensation	Exercise	Exercisable at
Warrants	Price	Jul 31, 2020	Expiry Date

912	$90	912	April 26, 2021 (i)
4,167	$42	4,167	March 27, 2021 (ii)
8,711	$42	8,711	March 27, 2021 (ii)
13,790		13,790

i.	Each compensation warrant can be exercised at $90.00 into one unit of BriaCell comprising one common share and one share purchase warrant. Each resultant share purchase warrant acquired can be exercised into an additional common share of BriaCell at $105.00 if exercised by April 26, 2021.
ii.	Each compensation warrant can be exercised at $42.00 into one common share of BriaCell for a period of 36 months.